STOCK OPTION RESERVE (Details 1) - PBI 2021 Equity Incentive Plan [Member] - shares	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Balance, beginning of period	90,281	98,171
Expired or forfeited	(25,167)
Balance, end of period	65,114	98,171
Exercisable, end of period	43,723	38,461